FINANCIAL INSTRUMENTS - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 8,341
At 1 January, derivative liabilities	(8,228)
Exchange and other adjustments	19	£ 0	£ 2
At 31 December, derivative assets	5,511	8,341
At 31 December, derivative liabilities	(4,643)	(8,228)
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	12,595
At 1 January, derivative liabilities	(11,072)
Exchange and other adjustments	2	(1)	(6)
At 31 December, derivative assets	6,898	12,595
At 31 December, derivative liabilities	(6,102)	(11,072)
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	5	0
Level 3 | Derivative assets | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	14	0
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	2	1
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	0	13
Transfers out of the level 3 portfolio	0	0
At 31 December, derivative assets	16	14	0
Level 3 | Derivative assets | The Group | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(2)	(1)
Level 3 | Derivative assets | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	14	0
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	2	1
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	0	13
Transfers out of the level 3 portfolio	0	0
At 31 December, derivative assets	16	14	0
Level 3 | Derivative assets | The Bank | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(2)	(1)
Level 3 | Derivative liabilities | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(319)	(297)
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	93	0
(Sales) redemptions	19	19
Transfers into the level 3 portfolio	0	(41)
Transfers out of the level 3 portfolio	0	0
At 31 December, derivative liabilities	(207)	(319)	(297)
Level 3 | Derivative liabilities | The Group | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	69	0
Level 3 | Derivative liabilities | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(60)	0
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	29	(8)
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	0	(52)
Transfers out of the level 3 portfolio	0	0
At 31 December, derivative liabilities	(31)	(60)	£ 0
Level 3 | Derivative liabilities | The Bank | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	£ 29	£ (8)